Not FDIC Insured May Lose Value No Bank Guarantee
39200-Q3PH

Schedule of Investments
(unaudited)
Putnam Ultra Short Duration Income Fund 2
Notes to Schedule of Investments 20

Putnam Funds Trust
Schedule of Investments (unaudited), April 30, 2025
Putnam Ultra Short Duration Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 75.2%
Aerospace & Defense 0.4%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ............
United States 36,320,000 $ 35,592,334
RTX Corp. , Senior Note , 5% , 2/27/26 ....................
United States 14,820,000 14,881,274
50,473,608
Automobiles 4.2%
a
BMW US Capital LLC ,
b
Senior Note , 144A, FRN , 5.2% , ( SOFR Index + 0.8% ), 8/13/26 Germany 14,079,000 14,099,218
Senior Note , 144A, 4.65% , 3/19/27 .................... Germany 22,670,000 22,803,013
b
Senior Note , 144A, FRN , 5.32% , ( SOFR Index + 0.92% ),
8/13/27 ......................................... Germany 36,601,000 36,626,087
b
Senior Note , 144A, FRN , 5.301% , ( SOFR Index + 0.92% ),
3/21/28 ......................................... Germany 36,265,000 36,188,368
a
Hyundai Capital America ,
Senior Note , 144A, 1.65% , 9/17/26 .................... United States 13,546,000 12,995,242
Senior Note , 144A, 5.3% , 3/19/27 ..................... United States 23,805,000 24,031,563
b
Senior Note , 144A, FRN , 5.422% , ( SOFR + 1.04% ), 3/19/27 . United States 30,094,000 30,048,281
b
Senior Note , 144A, FRN , 5.389% , ( SOFR + 1.04% ), 6/24/27 . United States 37,824,000 37,627,264
b
Senior Note , 144A, FRN , 5.379% , ( SOFR + 1.03% ), 9/24/27 . United States 23,376,000 23,173,482
a
Mercedes-Benz Finance North America LLC ,
Senior Note , 144A, 4.9% , 1/09/26 ..................... Germany 28,445,000 28,539,305
Senior Note , 144A, 4.8% , 11/13/26 .................... Germany 36,948,000 37,109,755
b
Senior Note , 144A, FRN , 5.125% , ( SOFR + 0.78% ), 4/01/27 . Germany 22,730,000 22,641,915
Senior Note , 144A, 4.75% , 8/01/27 .................... Germany 14,112,000 14,172,573
Senior Note , 144A, 4.75% , 3/31/28 .................... Germany 22,730,000 22,827,089
a
Volkswagen Group of America Finance LLC ,
b
Senior Note , 144A, FRN , 5.212% , ( SOFR + 0.83% ), 3/20/26 . Germany 47,860,000 47,858,142
Senior Note , 144A, 4.9% , 8/14/26 ..................... Germany 26,980,000 27,019,578
437,760,875
Banks 33.7%
a
ABN AMRO Bank NV ,
Senior Non-Preferred Note , 144A, 6.575% to 10/12/25, FRN
thereafter , 10/13/26 ................................ Netherlands 24,000,000 24,178,438
b
Senior Non-Preferred Note , 144A, FRN , 6.132% , ( SOFR Index
+ 1.78% ), 9/18/27 ................................. Netherlands 9,300,000 9,390,738
Senior Non-Preferred Note , 144A, 6.339% to 9/17/26, FRN
thereafter , 9/18/27 ................................. Netherlands 39,800,000 40,691,511
Senior Non-Preferred Note , 144A, 4.988% to 12/02/27, FRN
thereafter , 12/03/28 ................................ Netherlands 22,400,000 22,615,610
a ,b
Australia & New Zealand Banking Group Ltd. ,
Senior Note , 144A, FRN , 5.047% , ( SOFR + 0.68% ), 7/16/27 . Australia 43,314,000 43,433,038
Senior Note , 144A, FRN , 4.996% , ( SOFR + 0.65% ), 9/30/27 . Australia 29,090,000 29,093,688
Banco Bilbao Vizcaya Argentaria SA ,
Senior Non-Preferred Note , 5.862% to 9/13/25, FRN thereafter ,
9/14/26 ......................................... Spain 55,852,000 56,039,313
Senior Preferred Note , 1.125% , 9/18/25 ................ Spain 6,400,000 6,306,127
Banco Santander SA ,
Senior Non-Preferred Note , 2.746% , 5/28/25 ............. Spain 175,000 174,700
Senior Non-Preferred Note , 5.552% to 3/13/27, FRN thereafter ,
3/14/28 ......................................... Spain 19,200,000 19,500,976
Senior Preferred Note , 6.527% to 11/06/26, FRN thereafter ,
11/07/27 ........................................ Spain 24,000,000 24,705,158
b
Senior Preferred Note , FRN , 5.408% , ( SOFR + 1.12% ),
7/15/28 ......................................... Spain 27,800,000 27,747,347
Bank of America Corp. ,
Senior Note , 5.08% to 1/19/26, FRN thereafter , 1/20/27 ..... United States 46,963,000 47,156,345

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
b
Senior Note , FRN , 5.425% , ( SOFR + 1.05% ), 2/04/28 ...... United States 12,591,000 $ 12,638,444
b
Senior Note , FRN , 5.193% , ( SOFR + 0.83% ), 1/24/29 ...... United States 45,633,000 45,286,978
Bank of America NA , Senior Note , 5.526% , 8/18/26 ..........
United States 38,626,000 39,271,115
a
Bank of Ireland Group plc , Senior Note , 144A, 6.253% to 9/15/25,
FRN thereafter , 9/16/26 ............................. Ireland 30,126,000 30,285,836
Bank of Montreal ,
Senior Note , 1.85% , 5/01/25 ......................... Canada 10,188,000 10,188,000
b
Senior Note , FRN , 5.237% , ( SOFR Index + 0.88% ), 9/10/27 . Canada 28,076,000 28,060,147
b
Senior Note , FRN , 5.191% , ( SOFR + 0.86% ), 1/27/29 ...... Canada 27,290,000 27,140,538
Bank of Nova Scotia (The) ,
Senior Note , 5.35% , 12/07/26 ........................ Canada 20,938,000 21,251,843
b
Senior Note , FRN , 5.14% , ( SOFR Index + 0.78% ), 6/04/27 .. Canada 37,930,000 37,895,744
b
Senior Note , FRN , 5.357% , ( SOFR + 1% ), 9/08/28 ........ Canada 37,442,000 37,383,714
b
Senior Note , FRN , 5.265% , ( SOFR + 0.89% ), 2/14/29 ...... Canada 27,545,000 27,341,028
Sub. Bond , 4.5% , 12/16/25 .......................... Canada 18,970,000 18,923,308
a
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note , 144A, 5.896% , 7/13/26 ........... France 23,865,000 24,258,763
b
Senior Preferred Note , 144A, FRN , 5.437% , ( SOFR Index +
1.07% ), 2/16/28 .................................. France 36,206,000 36,134,978
Barclays plc ,
Senior Bond , 4.375% , 1/12/26 ........................ United Kingdom 21,059,000 21,011,665
Senior Note , 5.304% to 8/08/25, FRN thereafter , 8/09/26 .... United Kingdom 24,224,000 24,237,821
Senior Note , 7.325% to 11/01/25, FRN thereafter , 11/02/26 .. United Kingdom 8,497,000 8,593,383
Senior Note , 5.829% to 5/08/26, FRN thereafter , 5/09/27 .... United Kingdom 13,660,000 13,804,210
Senior Note , 6.496% to 9/12/26, FRN thereafter , 9/13/27 .... United Kingdom 26,815,000 27,426,078
a
BNP Paribas SA ,
Senior Non-Preferred Bond , 144A, 3.5% , 11/16/27 ........ France 21,762,000 21,162,926
b
Senior Non-Preferred Note , 144A, FRN , 5.814% , ( SOFR +
1.43% ), 5/09/29 .................................. France 44,985,000 44,985,000
Sub. Bond , 144A, 4.375% , 9/28/25 .................... France 3,332,000 3,321,414
a
BPCE SA ,
Senior Non-Preferred Note , 144A, 1.652% to 10/05/25, FRN
thereafter , 10/06/26 ................................ France 11,156,000 11,001,666
Senior Non-Preferred Note , 144A, 5.975% to 1/17/26, FRN
thereafter , 1/18/27 ................................. France 37,357,000 37,662,961
Senior Non-Preferred Note , 144A, 6.612% to 10/18/26, FRN
thereafter , 10/19/27 ................................ France 28,110,000 28,883,274
b
Senior Preferred Note , 144A, FRN , 5.259% , ( SOFR + 0.96% ),
9/25/25 ......................................... France 23,930,000 23,941,679
a
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.684% to
9/12/26, FRN thereafter , 9/13/27 ...................... Spain 40,520,000 41,580,299
Canadian Imperial Bank of Commerce ,
Senior Note , 5.926% , 10/02/26 ....................... Canada 31,583,000 32,254,887
b
Senior Note , FRN , 5.317% , ( SOFR + 0.94% ), 6/28/27 ...... Canada 32,980,000 33,004,854
b
Senior Note , FRN , 5.286% , ( SOFR Index + 0.93% ), 9/11/27 . Canada 37,442,000 37,378,981
b
Senior Note , FRN , 5.376% , ( SOFR + 1.03% ), 3/30/29 ...... Canada 36,270,000 36,134,986
Citibank NA , Senior Note , 4.876% to 11/18/26, FRN thereafter ,
11/19/27 ........................................ United States 23,419,000 23,584,236
Citigroup, Inc. ,
Senior Note , 5.61% to 9/28/25, FRN thereafter , 9/29/26 ..... United States 43,688,000 43,841,789
b
Senior Note , FRN , 5.125% , ( SOFR + 0.77% ), 6/09/27 ...... United States 26,360,000 26,347,320
b
Senior Note , FRN , 5.259% , ( SOFR + 0.87% ), 3/04/29 ...... United States 36,740,000 36,387,536
a
Commonwealth Bank of Australia ,
b
Senior Note , 144A, FRN , 4.853% , ( SOFR + 0.46% ), 11/27/26 Australia 36,945,000 36,930,878
b
Senior Note , 144A, FRN , 5.025% , ( SOFR + 0.64% ), 3/14/28 . Australia 22,760,000 22,744,859

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a
Commonwealth Bank of Australia, (continued)
Sub. Bond , 144A, 4.5% , 12/09/25 ..................... Australia 19,489,000 $ 19,436,481
Cooperatieve Rabobank UA ,
Senior Bond , 4.375% , 8/04/25 ........................ Netherlands 35,025,000 34,959,819
a
Senior Non-Preferred Note , 144A, 3.649% to 4/05/27, FRN
thereafter , 4/06/28 ................................. Netherlands 19,800,000 19,499,603
Senior Preferred Note , 4.85% , 1/09/26 ................. Netherlands 23,840,000 23,915,856
b
Senior Preferred Note , FRN , 5.012% , ( SOFR Index + 0.62% ),
8/28/26 ......................................... Netherlands 18,730,000 18,755,569
Senior Preferred Note , 4.883% , 1/21/28 ................ Netherlands 18,165,000 18,540,377
a
Credit Agricole SA ,
Senior Non-Preferred Note , 144A, 4.631% to 9/10/27, FRN
thereafter , 9/11/28 ................................. France 21,393,000 21,377,714
b
Senior Non-Preferred Note , 144A, FRN , 5.566% , ( SOFR +
1.21% ), 9/11/28 ................................... France 17,672,000 17,673,322
Senior Preferred Note , 144A, 5.589% , 7/05/26 ........... France 33,415,000 33,874,262
Senior Preferred Note , 144A, 5.134% , 3/11/27 ............ France 33,674,000 34,229,769
b
Senior Preferred Note , 144A, FRN , 5.226% , ( SOFR + 0.87% ),
3/11/27 ......................................... France 2,750,000 2,752,742
a
Danske Bank A/S ,
Senior Preferred Note , 144A, 6.259% to 9/21/25, FRN
thereafter , 9/22/26 ................................. Denmark 1,950,000 1,961,272
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 21,256,000 21,610,669
a
DNB Bank ASA , Senior Non-Preferred Note , 144A, 5.896% to
10/08/25, FRN thereafter , 10/09/26 ..................... Norway 40,213,000 40,435,336
Fifth Third Bank NA ,
Senior Note , 4.967% to 1/27/27, FRN thereafter , 1/28/28 .... United States 11,945,000 12,020,633
b
Senior Note , FRN , 5.141% , ( SOFR + 0.81% ), 1/28/28 ...... United States 20,900,000 20,739,107
Huntington Bancshares, Inc. , Senior Note , 4% , 5/15/25 .......
United States 10,437,000 10,431,361
b
Huntington National Bank (The) , Senior Note , FRN , 5.058% ,
( SOFR + 0.72% ), 4/12/28 ............................ United States 45,485,000 45,305,647
ING Groep NV ,
b
Senior Note , FRN , 5.305% , ( SOFR Index + 2.02% ), 4/01/27 . Netherlands 10,454,000 10,467,782
b
Senior Note , FRN , 5.916% , ( SOFR Index + 1.56% ), 9/11/27 . Netherlands 41,064,000 41,387,226
Senior Note , 6.083% to 9/10/26, FRN thereafter , 9/11/27 .... Netherlands 20,309,000 20,724,339
b
Senior Note , FRN , 5.359% , ( SOFR Index + 1.01% ), 3/25/29 . Netherlands 27,265,000 27,084,242
a
Senior Note , 144A, 4.625% , 1/06/26 ................... Netherlands 8,295,000 8,297,005
a
Intesa Sanpaolo SpA , Senior Preferred Note , 144A, 7% , 11/21/25 Italy 10,589,000 10,713,207
JPMorgan Chase & Co. ,
b
Senior Note , FRN , 5.254% , ( SOFR + 0.92% ), 4/22/28 ...... United States 16,934,000 16,951,144
Senior Note , 5.571% to 4/21/27, FRN thereafter , 4/22/28 .... United States 26,807,000 27,421,915
Senior Note , 4.505% to 10/21/27, FRN thereafter , 10/22/28 .. United States 21,990,000 22,056,707
b
Senior Note , FRN , 5.194% , ( SOFR + 0.86% ), 10/22/28 ..... United States 25,379,000 25,404,817
b
Senior Note , FRN , 5.163% , ( SOFR + 0.8% ), 1/24/29 ....... United States 38,641,000 38,622,150
KeyBank NA , Senior Note , 4.15% , 8/08/25 ................
United States 12,618,000 12,594,291
Lloyds Banking Group plc ,
Senior Note , 4.45% , 5/08/25 ......................... United Kingdom 38,283,000 38,281,980
Senior Note , 4.716% to 8/10/25, FRN thereafter , 8/11/26 .... United Kingdom 3,299,000 3,297,522
b
Senior Note , FRN , 5.883% , ( SOFR Index + 1.56% ), 8/07/27 . United Kingdom 17,173,000 17,284,036
Senior Note , 5.985% to 8/06/26, FRN thereafter , 8/07/27 .... United Kingdom 22,697,000 23,056,187
Senior Note , 5.462% to 1/04/27, FRN thereafter , 1/05/28 .... United Kingdom 23,608,000 23,931,249
Senior Note , 5.087% to 11/25/27, FRN thereafter , 11/26/28 .. United Kingdom 6,724,000 6,807,430
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note , 5.017% to 7/19/27, FRN thereafter , 7/20/28 .... Japan 21,580,000 21,831,862

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Mizuho Financial Group, Inc. , Senior Note , FRN , 5.273% , ( SOFR
+ 0.96% ), 5/22/26 ................................. Japan 36,568,000 $ 36,583,606
b
Morgan Stanley Bank NA ,
Senior Note , FRN , 5.308% , ( SOFR + 0.94% ), 7/14/28 ...... United States 37,728,000 37,733,339
Senior Note , FRN , 5.238% , ( SOFR + 0.9% ), 1/12/29 ....... United States 13,738,000 13,684,499
a ,b
National Australia Bank Ltd. ,
Senior Note , 144A, FRN , 4.976% , ( SOFR + 0.62% ), 6/11/27 . Australia 18,673,000 18,686,209
Senior Note , 144A, FRN , 4.931% , ( SOFR + 0.6% ), 10/26/27 . Australia 22,921,000 22,817,509
National Bank of Canada ,
Senior Note , 4.702% to 3/04/26, FRN thereafter , 3/05/27 .... Canada 27,300,000 27,350,595
b
Senior Note , FRN , 5.405% , ( SOFR Index + 1.03% ), 7/02/27 . Canada 18,800,000 18,806,013
Senior Note , 5.6% to 7/01/26, FRN thereafter , 7/02/27 ...... Canada 20,090,000 20,332,288
NatWest Group plc ,
Senior Note , 7.472% to 11/09/25, FRN thereafter , 11/10/26 .. United Kingdom 34,675,000 35,159,458
Senior Note , 5.847% to 3/01/26, FRN thereafter , 3/02/27 .... United Kingdom 29,808,000 30,093,191
b
Senior Note , FRN , 5.56% , ( SOFR + 1.25% ), 3/01/28 ....... United Kingdom 44,560,000 44,680,179
Senior Note , 5.583% to 2/28/27, FRN thereafter , 3/01/28 .... United Kingdom 9,420,000 9,583,864 a ,b
Nordea Bank Abp ,
Senior Preferred Note , 144A, FRN , 5.122% , ( SOFR + 0.74% ),
3/19/27 ......................................... Finland 14,242,000 14,269,200
Senior Preferred Note , 144A, FRN , 5.053% , ( SOFR + 0.7% ),
3/17/28 ......................................... Finland 22,760,000 22,726,296
PNC Bank NA ,
Senior Note , 4.775% to 1/14/26, FRN thereafter , 1/15/27 .... United States 18,040,000 18,053,324
b
Senior Note , FRN , 4.838% , ( SOFR + 0.5% ), 1/15/27 ....... United States 18,472,000 18,456,569
PNC Financial Services Group, Inc. (The) ,
Senior Note , 5.812% to 6/11/25, FRN thereafter , 6/12/26 .... United States 55,152,000 55,204,956
Senior Note , 4.758% to 1/25/26, FRN thereafter , 1/26/27 .... United States 42,398,000 42,434,917
b
Royal Bank of Canada ,
Senior Note , FRN , 5.415% , ( SOFR Index + 1.08% ), 7/20/26 . Canada 28,880,000 29,086,589
Senior Note , FRN , 5.154% , ( SOFR Index + 0.79% ), 7/23/27 . Canada 42,037,000 42,062,096
Senior Note , FRN , 5.055% , ( SOFR Index + 0.72% ), 10/18/27 Canada 23,350,000 23,326,408
Senior Note , FRN , 5.193% , ( SOFR Index + 0.83% ), 1/24/29 . Canada 36,742,000 36,520,905
Santander Holdings USA, Inc. , Senior Note , 3.45% , 6/02/25 ...
United States 30,092,000 30,039,029
Santander UK Group Holdings plc , Senior Note , 6.833% to
11/20/25, FRN thereafter , 11/21/26 ..................... United Kingdom 26,104,000 26,371,067
a
Skandinaviska Enskilda Banken AB , Senior Preferred Note , 144A,
5.125% , 3/05/27 ................................... Sweden 23,865,000 24,255,007
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note , 1.474% , 7/08/25 ........................ Japan 4,795,000 4,767,828
Senior Note , 5.52% , 1/13/28 ......................... Japan 32,249,000 33,233,523
a
Sumitomo Mitsui Trust Bank Ltd. ,
Senior Note , 144A, 5.65% , 9/14/26 .................... Japan 9,670,000 9,847,907
Senior Note , 144A, 5.2% , 3/07/27 ..................... Japan 9,625,000 9,785,030
b
Senior Note , 144A, FRN , 5.286% , ( SOFR + 0.98% ), 9/10/27 . Japan 14,045,000 14,071,791
Svenska Handelsbanken AB ,
a,b
Senior Preferred Note , 144A, FRN , 5.052% , ( SOFR + 1.32% ),
5/28/27 ......................................... Sweden 23,375,000 23,363,815
a
Swedbank AB ,
Senior Non-Preferred Note , 144A, 6.136% , 9/12/26 ........ Sweden 26,255,000 26,893,976
Senior Non-Preferred Note , 144A, 5.337% , 9/20/27 ........ Sweden 7,285,000 7,421,915
Toronto-Dominion Bank (The) ,
b
Senior Note , FRN , 4.802% , ( SOFR + 0.48% ), 8/29/25 ...... Canada 37,315,000 37,348,044
Senior Note , 5.103% , 1/09/26 ........................ Canada 13,990,000 14,048,554
Senior Note , 5.532% , 7/17/26 ........................ Canada 19,115,000 19,378,884

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Toronto-Dominion Bank (The), (continued)
Senior Note , 5.264% , 12/11/26 ....................... Canada 5,030,000 $ 5,105,039
b
Senior Note , FRN , 4.973% , ( SOFR + 0.62% ), 12/17/26 ..... Canada 32,380,000 32,316,669
b
Senior Note , FRN , 5.18% , ( SOFR + 0.82% ), 1/31/28 ....... Canada 32,060,000 31,967,264
Truist Financial Corp. ,
Senior Note , 4.26% to 7/27/25, FRN thereafter , 7/28/26 ..... United States 21,090,000 21,047,533
Senior Note , 5.9% to 10/27/25, FRN thereafter , 10/28/26 .... United States 33,430,000 33,625,612
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 10,166,000 10,334,824
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 ........................................ United States 25,065,000 25,190,124
US Bank NA , Senior Note , 4.507% to 10/21/26, FRN thereafter ,
10/22/27 ........................................ United States 46,505,000 46,541,945
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ..... United States 4,780,000 4,776,797
Senior Note , 3.196% to 6/16/26, FRN thereafter , 6/17/27 .... United States 12,349,000 12,178,300
b
Senior Note , FRN , 5.143% , ( SOFR + 0.78% ), 1/24/28 ...... United States 32,209,000 32,060,085
Senior Note , 5.707% to 4/21/27, FRN thereafter , 4/22/28 .... United States 17,462,000 17,855,701
b
Senior Note , FRN , 5.734% , ( SOFR + 1.37% ), 4/23/29 ...... United States 40,635,000 40,920,003
b
Westpac Banking Corp. ,
Senior Note , FRN , 5.087% , ( SOFR + 0.72% ), 11/17/25 ..... Australia 38,333,000 38,402,510
Senior Note , FRN , 4.794% , ( SOFR + 0.92% ), 10/20/26 ..... Australia 46,301,000 46,309,497
3,474,161,040
Beverages 0.2%
Keurig Dr Pepper, Inc. , Senior Note , 4.417% , 5/25/25 ........
United States 4,490,000 4,487,825
PepsiCo, Inc. , Senior Note , 4.4% , 2/07/27 .................
United States 18,165,000 18,335,187
22,823,012
Building Products 0.1%
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 11,423,000 11,653,646
Capital Markets 8.5%
Bank of New York Mellon (The) ,
Senior Note , 5.148% to 5/21/25, FRN thereafter , 5/22/26 .... United States 23,857,000 23,865,608
Senior Note , 4.587% to 4/19/26, FRN thereafter , 4/20/27 .... United States 13,430,000 13,481,689
b
Bank of New York Mellon Corp. (The) , Senior Note , FRN , 5.165% ,
( SOFR Index + 0.83% ), 7/21/28 ....................... United States 9,334,000 9,316,918
Deutsche Bank AG ,
Senior Non-Preferred Note , 6.119% to 7/13/25, FRN thereafter ,
7/14/26 ......................................... Germany 41,491,000 41,577,005
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 37,837,000 37,240,213
Senior Non-Preferred Note , 7.146% to 7/12/26, FRN thereafter ,
7/13/27 ......................................... Germany 18,370,000 18,850,524
b
Goldman Sachs Bank USA ,
Senior Note , FRN , 5.122% , ( SOFR + 0.77% ), 3/18/27 ...... United States 13,087,000 13,056,468
Senior Note , FRN , 5.146% , ( SOFR + 0.75% ), 5/21/27 ...... United States 50,512,000 50,417,467
Goldman Sachs Group, Inc. (The) ,
b
Senior Bond , FRN , 6.294% , ( 3-month SOFR + 2.012% ),
10/28/27 ........................................ United States 1,029,000 1,046,001
b
Senior Note , FRN , 5.436% , ( SOFR + 1.065% ), 8/10/26 ..... United States 18,810,000 18,842,016
Senior Note , 5.798% to 8/09/25, FRN thereafter , 8/10/26 .... United States 32,044,000 32,120,345
b
Senior Note , FRN , 5.654% , ( SOFR + 1.29% ), 4/23/28 ...... United States 22,575,000 22,661,797
Jefferies Financial Group, Inc. ,
Senior Note , 5% , 2/10/26 ........................... United States 45,420,000 45,485,374

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Jefferies Financial Group, Inc., (continued)
Senior Note , 5.03% , 3/16/26 ......................... United States 46,461,000 $ 46,581,743
a
Macquarie Bank Ltd. ,
Senior Note , 144A, 5.391% , 12/07/26 .................. Australia 14,358,000 14,616,146
Sub. Bond , 144A, 4.875% , 6/10/25 .................... Australia 28,000,000 27,984,188
a
Macquarie Group Ltd. , Senior Note , 144A, 5.108% to 8/08/25,
FRN thereafter , 8/09/26 ............................. Australia 20,967,000 20,985,032
b
Mizuho Markets Cayman LP ,
Senior Note , FRN , 4.894% , ( SOFR + 0.5% ), 9/23/25 ....... Japan 28,183,000 28,202,839
a
Senior Note , 144A, FRN , 4.942% , ( SOFR + 0.6% ), 10/06/25 . Japan 28,075,000 28,108,848
a
Senior Note , 144A, FRN , 4.874% , ( SOFR + 0.5% ), 5/01/26 .. Japan 27,200,000 27,211,570
Morgan Stanley ,
Senior Bond , 3.125% , 7/27/26 ........................ United States 9,596,000 9,464,344
Senior Note , 6.138% to 10/15/25, FRN thereafter , 10/16/26 .. United States 11,580,000 11,651,933
Senior Note , 5.05% to 1/27/26, FRN thereafter , 1/28/27 ..... United States 23,669,000 23,763,094
b
Senior Note , FRN , 5.388% , ( SOFR + 1.02% ), 4/13/28 ...... United States 19,140,000 19,200,221
b
Senior Note , FRN , 5.746% , ( SOFR + 1.38% ), 4/12/29 ...... United States 36,625,000 36,870,381
b
State Street Bank & Trust Co. , Senior Note , FRN , 4.823% , ( SOFR
+ 0.46% ), 11/25/26 ................................. United States 13,804,000 13,792,573
State Street Corp. ,
Senior Note , 5.104% to 5/17/25, FRN thereafter , 5/18/26 .... United States 52,216,000 52,224,408
b
Senior Note , FRN , 5.22% , ( SOFR + 0.845% ), 8/03/26 ...... United States 19,120,000 19,122,241
b
Senior Note , FRN , 5.004% , ( SOFR + 0.64% ), 10/22/27 ..... United States 15,722,000 15,669,338
b
Senior Note , FRN , 5.313% , ( SOFR + 0.95% ), 4/24/28 ...... United States 13,530,000 13,561,669
UBS AG , Senior Note , 4.864% to 1/09/27, FRN thereafter ,
1/10/28 ......................................... Switzerland 17,235,000 17,356,966
a
UBS Group AG ,
Senior Bond , 144A, 4.125% , 4/15/26 ................... Switzerland 9,165,000 9,138,379
Senior Bond , 144A, 4.282% , 1/09/28 ................... Switzerland 16,565,000 16,428,198
Senior Note , 144A, 4.488% to 5/11/25, FRN thereafter , 5/12/26 Switzerland 37,535,000 37,528,320
Senior Note , 144A, 2.193% to 6/04/25, FRN thereafter , 6/05/26 Switzerland 13,040,000 13,007,008
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 23,833,000 23,901,583
Senior Note , 144A, 6.442% to 8/10/27, FRN thereafter , 8/11/28 Switzerland 14,625,000 15,187,032
869,519,479
Chemicals 0.1%
Sherwin-Williams Co. (The) , Senior Note , 4.25% , 8/08/25 .....
United States 14,027,000 14,008,153
Consumer Finance 6.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 6.5% , 7/15/25 .......................... Ireland 15,463,000 15,486,605
Senior Note , 1.75% , 1/30/26 ......................... Ireland 31,986,000 31,278,024
Senior Note , 2.45% , 10/29/26 ........................ Ireland 28,966,000 28,030,255
Senior Note , 4.875% , 4/01/28 ........................ Ireland 10,296,000 10,359,464
Senior Note , 3% , 10/29/28 .......................... Ireland 10,700,000 10,109,178
American Express Co. ,
Senior Note , 4.9% , 2/13/26 .......................... United States 6,644,000 6,666,790
b
Senior Note , FRN , 5.16% , ( SOFR + 0.76% ), 2/13/26 ....... United States 4,585,000 4,594,880
b
Senior Note , FRN , 5.71% , ( SOFR Index + 1.35% ), 10/30/26 . United States 37,737,000 37,890,440
Senior Note , 6.338% to 10/29/25, FRN thereafter , 10/30/26 .. United States 2,254,000 2,274,435
b
Senior Note , FRN , 5.301% , ( SOFR Index + 0.97% ), 7/28/27 . United States 15,063,000 15,110,429
b
Senior Note , FRN , 5.367% , ( SOFR Index + 1% ), 2/16/28 .... United States 28,255,000 28,333,900
b
Senior Note , FRN , 5.261% , ( SOFR + 0.93% ), 7/26/28 ...... United States 15,490,000 15,551,548
b
Senior Note , FRN , 5.623% , ( SOFR + 1.26% ), 4/25/29 ...... United States 36,000,000 36,190,495
b
American Honda Finance Corp. ,
Senior Note , FRN , 5.006% , ( SOFR + 0.62% ), 12/11/26 ..... United States 18,335,000 18,320,774

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
American Honda Finance Corp., (continued)
Senior Note , FRN , 5.054% , ( SOFR + 0.72% ), 10/22/27 ..... United States 23,250,000 $ 23,119,086
Senior Note , FRN , 5.209% , ( SOFR + 0.82% ), 3/03/28 ...... United States 36,305,000 36,256,322
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 17,225,000 17,009,007
Senior Note , 4.985% to 7/23/25, FRN thereafter , 7/24/26 .... United States 50,551,000 50,553,708
Sub. Bond , 4.2% , 10/29/25 .......................... United States 40,738,000 40,659,207
b
Caterpillar Financial Services Corp. ,
Senior Note , FRN , 5.057% , ( SOFR + 0.69% ), 10/16/26 ..... United States 14,073,000 14,124,470
Senior Note , FRN , 4.927% , ( SOFR + 0.56% ), 11/15/27 ..... United States 36,989,000 36,920,936
General Motors Financial Co., Inc. ,
Senior Bond , 4.3% , 7/13/25 .......................... United States 33,347,000 33,299,558
Senior Note , 2.75% , 6/20/25 ......................... United States 16,344,000 16,293,930
Senior Note , 1.5% , 6/10/26 .......................... United States 9,301,000 8,961,439
b
Senior Note , FRN , 5.388% , ( SOFR Index + 1.05% ), 7/15/27 . United States 20,095,000 19,755,033
b
John Deere Capital Corp. ,
Senior Note , FRN , 4.906% , ( SOFR + 0.6% ), 6/11/27 ....... United States 41,230,000 41,267,481
Senior Note , FRN , 4.889% , ( SOFR + 0.5% ), 3/06/28 ....... United States 36,395,000 36,333,176
b
Toyota Motor Credit Corp. ,
Senior Note , FRN , 4.96% , ( SOFR + 0.6% ), 6/09/25 ........ United States 23,930,000 23,937,561
Senior Note , FRN , 4.82% , ( SOFR Index + 0.45% ), 4/10/26 .. United States 13,745,000 13,732,068
Senior Note , FRN , 5.173% , ( SOFR + 0.77% ), 8/07/26 ...... United States 9,386,000 9,404,703
681,824,902
Consumer Staples Distribution & Retail 0.4%
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ................
United States 11,580,000 11,573,642
b
Walmart, Inc. , Senior Note , FRN , 4.761% , ( SOFR Index + 0.43% ),
4/28/27 ......................................... United States 31,670,000 31,726,299
43,299,941
Diversified REITs 0.2%
Simon Property Group LP , Senior Bond , 3.5% , 9/01/25 .......
United States 18,785,000 18,711,814
Electric Utilities 1.5%
Duke Energy Corp. , Senior Note , 4.85% , 1/05/27 ...........
United States 23,835,000 24,070,861
Eversource Energy , Senior Note , 4.75% , 5/15/26 ............
United States 18,135,000 18,157,498
b
Georgia Power Co. , Senior Note , FRN , 4.64% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 13,615,000 13,559,437
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 7,304,000 7,190,593
Senior Note , 5.749% , 9/01/25 ........................ United States 45,760,000 45,906,571
Senior Note , 4.85% , 2/04/28 ......................... United States 6,350,000 6,452,263
b
Senior Note , FRN , 5.175% , ( SOFR Index + 0.8% ), 2/04/28 .. United States 18,145,000 18,164,719
b
Pacific Gas and Electric Co. , Senior Note , FRN , 5.31% , ( SOFR
Index + 0.95% ), 9/04/25 ............................. United States 18,720,000 18,707,968
152,209,910
Entertainment 0.6%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 5,155,000 5,176,697
Senior Bond , 5.875% , 11/15/28 ....................... United States 14,540,000 15,342,015
a
Senior Note , 144A, 3.625% , 6/15/25 ................... United States 36,715,000 36,642,291
57,161,003

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.6%
a
Nationwide Building Society ,
Senior Non-Preferred Note , 144A, 6.557% to 10/17/26, FRN
thereafter , 10/18/27 ................................ United Kingdom 36,575,000 $ 37,595,620
b
Senior Non-Preferred Note , 144A, FRN , 5.657% , ( SOFR +
1.29% ), 2/16/28 .................................. United Kingdom 9,065,000 9,089,197
b
PayPal Holdings, Inc. , Senior Note , FRN , 5.059% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 22,690,000 22,702,194
69,387,011
Food Products 0.8%
Campbell's Co. (The) , Senior Note , 5.3% , 3/20/26 ...........
United States 19,444,000 19,561,405
a ,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.981% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 31,820,000 31,732,950
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 27,243,000 27,419,750
78,714,105
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25
United States 36,375,000 36,545,756
Health Care Providers & Services 0.6%
CVS Health Corp. ,
Senior Bond , 3.875% , 7/20/25 ........................ United States 38,255,000 38,156,604
Senior Note , 5% , 2/20/26 ........................... United States 1,390,000 1,393,318
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.838% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 18,789,000 18,771,691
58,321,613
Hotels, Restaurants & Leisure 0.6%
Hyatt Hotels Corp. ,
Senior Bond , 4.85% , 3/15/26 ......................... United States 31,438,000 31,454,740
Senior Note , 5.75% , 1/30/27 ......................... United States 20,526,000 20,885,058
Starbucks Corp. , Senior Note , 4.75% , 2/15/26 ..............
United States 14,161,000 14,174,753
66,514,551
Household Durables 0.4%
Lennar Corp. ,
Senior Bond , 4.75% , 5/30/25 ......................... United States 28,761,000 28,757,294
Senior Note , 5.25% , 6/01/26 ......................... United States 7,899,000 7,918,800
36,676,094
Insurance 5.7%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 32,895,000 33,360,455
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 24,256,000 24,451,744
a
Athene Global Funding ,
Secured Note , 144A, 4.95% , 1/07/27 ................... United States 35,576,000 35,814,581
Secured Note , 144A, 5.349% , 7/09/27 .................. United States 25,497,000 25,961,929
b
Secured Note , 144A, FRN , 5.339% , ( SOFR Index + 0.95% ),
3/06/28 ......................................... United States 36,191,000 36,012,955
Senior Secured Note , 144A, 4.86% , 8/27/26 ............. United States 28,083,000 28,203,567
a
CNO Global Funding , Secured Note , 144A, 4.875% , 12/10/27 .. United States 7,908,000 7,974,436
a
Corebridge Global Funding ,
Secured Note , 144A, 5.35% , 6/24/26 ................... United States 23,645,000 23,925,152
b
Senior Secured Note , 144A, FRN , 5.649% , ( SOFR + 1.3% ),
9/25/26 ......................................... United States 42,912,000 43,230,873

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 5.071% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 13,905,000 $ 13,890,112
a ,b
MassMutual Global Funding II , Secured Note , 144A, FRN ,
5.111% , ( SOFR + 0.74% ), 4/09/27 ..................... United States 33,620,000 33,573,980
a
Met Tower Global Funding , Senior Secured Note , 144A, 4% ,
10/01/27 ........................................ United States 9,469,000 9,407,091
a
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5% , 1/06/26 ..................... United States 32,401,000 32,527,326
b
Secured Note , 144A, FRN , 5.056% , ( SOFR Index + 0.7% ),
6/11/27 ......................................... United States 30,442,000 30,390,640
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 21,220,000 21,540,497
a ,b
New York Life Global Funding ,
Secured Note , 144A, FRN , 4.947% , ( SOFR Index + 0.58% ),
1/16/26 ......................................... United States 33,763,000 33,817,761
Senior Secured Note , 144A, FRN , 5.045% , ( SOFR + 0.67% ),
4/02/27 ......................................... United States 47,790,000 47,734,647
Senior Secured Note , 144A, FRN , 5.243% , ( SOFR + 0.88% ),
4/25/28 ......................................... United States 22,555,000 22,622,065
a
Northwestern Mutual Global Funding , Secured Note , 144A,
5.07% , 3/25/27 ................................... United States 14,344,000 14,567,130
a ,b
Pacific Life Global Funding II , Secured Note , 144A, FRN , 5.254% ,
( SOFR + 0.85% ), 2/05/27 ............................ United States 2,634,000 2,636,767
a
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 9,381,000 9,437,299
a
Protective Life Global Funding ,
b
Secured Note , 144A, FRN , 5.07% , ( SOFR + 0.7% ), 4/10/26 . United States 28,438,000 28,458,454
Secured Note , 144A, 4.992% , 1/12/27 .................. United States 14,470,000 14,644,113
Secured Note , 144A, 4.335% , 9/13/27 .................. United States 28,010,000 27,982,070
602,165,644
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 6,865,000 6,813,319
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 18,540,000 18,548,610
Machinery 0.7%
a
Daimler Truck Finance North America LLC ,
Senior Note , 144A, 5.6% , 8/08/25 ..................... Germany 23,295,000 23,323,879
Senior Note , 144A, 5% , 1/15/27 ...................... Germany 9,645,000 9,715,088
b
Senior Note , 144A, FRN , 5.259% , ( SOFR + 0.96% ), 9/25/27 . Germany 24,088,000 23,992,448
b
Senior Note , 144A, FRN , 5.178% , ( SOFR + 0.84% ), 1/13/28 . Germany 13,552,000 13,485,611
70,517,026
Metals & Mining 0.4%
a
Glencore Funding LLC ,
Senior Note , 144A, 1.625% , 9/01/25 ................... Australia 5,650,000 5,587,940
b
Senior Note , 144A, FRN , 5.095% , ( SOFR Index + 0.75% ),
10/01/26 ........................................ Australia 18,325,000 18,309,881
b
Rio Tinto Finance USA plc , Senior Note , FRN , 5.225% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 13,620,000 13,639,118
37,536,939

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.5%
Dominion Energy, Inc. , Senior Bond , 3.9% , 10/01/25 .........
United States 11,046,000 $ 11,016,002
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 5,610,000 5,668,798
NiSource, Inc. , Senior Note , 0.95% , 8/15/25 ...............
United States 21,041,000 20,822,954
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 13,357,000 13,543,657
51,051,411
Office REITs 0.5%
Boston Properties LP , Senior Bond , 3.65% , 2/01/26 ..........
United States 46,796,000 46,322,076
Oil, Gas & Consumable Fuels 1.4%
b
Chevron USA, Inc. , Senior Note , FRN , 4.863% , ( SOFR Index +
0.47% ), 2/26/28 ................................... United States 18,155,000 18,173,265
Devon Energy Corp. , Senior Bond , 5.85% , 12/15/25 .........
United States 46,135,000 46,360,713
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ...........
United States 10,474,000 10,470,138
Kinder Morgan, Inc. , Senior Bond , 4.3% , 6/01/25 ............
United States 4,760,000 4,756,683
ONEOK, Inc. ,
Senior Note , 5.55% , 11/01/26 ........................ United States 23,903,000 24,203,809
Senior Note , 5.65% , 11/01/28 ........................ United States 2,243,000 2,313,241
Plains All American Pipeline LP / PAA Finance Corp. , Senior
Bond , 4.65% , 10/15/25 .............................. United States 31,677,000 31,629,978
137,907,827
Personal Care Products 0.2%
Kenvue, Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 18,000,000 18,144,303
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co. ,
Senior Note , 4.95% , 2/20/26 ......................... United States 14,440,000 14,521,422
Senior Note , 4.9% , 2/22/27 .......................... United States 9,625,000 9,784,130
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Note , 4.65% , 5/19/25 ......................... United States 33,398,000 33,398,648
Senior Note , 4.45% , 5/19/26 ......................... United States 45,525,000 45,597,788
103,301,988
Residential REITs 0.5%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 41,027,000 41,889,294
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 6,504,000 6,424,392
48,313,686
Retail REITs 0.3%
Kimco Realty OP LLC , Senior Bond , 3.85% , 6/01/25 .........
United States 3,937,000 3,928,735
Realty Income Corp. ,
Senior Note , 5.05% , 1/13/26 ......................... United States 9,393,000 9,386,972
Senior Note , 0.75% , 3/15/26 ......................... United States 24,297,000 23,543,347
36,859,054
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Note , 5.05% , 7/12/27 ......................... United States 20,679,000 21,010,289
Senior Note , 4.8% , 4/15/28 .......................... United States 13,762,000 13,964,300
34,974,589

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.5%
Oracle Corp. ,
Senior Note , 1.65% , 3/25/26 ......................... United States 22,760,000 $ 22,185,716
b
Senior Note , FRN , 5.135% , ( SOFR + 0.76% ), 8/03/28 ...... United States 18,145,000 18,183,542
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 6,350,000 6,386,486
46,755,744
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond , 3.375% , 10/15/26 ....................... United States 6,726,000 6,619,671
Senior Note , 1.3% , 9/15/25 .......................... United States 5,467,000 5,397,119
b
Public Storage Operating Co. ,
Senior Note , FRN , 4.963% , ( SOFR Index + 0.6% ), 7/25/25 .. United States 17,408,000 17,419,230
Senior Note , FRN , 5.067% , ( SOFR Index + 0.7% ), 4/16/27 .. United States 36,921,000 36,721,393
66,157,413
Specialty Retail 0.2%
b
Home Depot, Inc. (The) , Senior Note , FRN , 4.629% , ( SOFR +
0.33% ), 12/24/25 .................................. United States 16,071,000 16,062,910
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. , Senior Note , 4.9% , 10/15/25 ..
United States 45,389,000 45,415,303
Tobacco 0.8%
Philip Morris International, Inc. ,
Senior Note , 5% , 11/17/25 ........................... United States 11,382,000 11,412,860
Senior Note , 4.375% , 11/01/27 ....................... United States 24,295,000 24,409,720
b
Senior Note , FRN , 5.19% , ( SOFR + 0.83% ), 4/28/28 ....... United States 45,700,000 45,755,904
81,578,484
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
Senior Note , 3.375% , 7/01/25 ........................ United States 8,869,000 8,847,061
Senior Note , 2.875% , 1/15/26 ........................ United States 27,535,000 27,150,367
Senior Note , 5.3% , 6/25/26 .......................... United States 28,570,000 28,739,481
64,736,909
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. , Senior Bond , 3.625% , 12/15/25 .
Canada 7,402,000 7,361,881
Sprint LLC , Senior Note , 7.625% , 3/01/26 .................
United States 9,050,000 9,169,637
16,531,518
Total Corporate Bonds (Cost $ 7,706,338,361 ) .................................
7,729,461,266
Foreign Government and Agency Securities 0.1%
a
Electricite de France SA , Senior Bond , 144A, 3.625% , 10/13/25 France 8,885,000 8,836,994
Total Foreign Government and Agency Securities (Cost $ 8,819,852 ) .............
8,836,994
U.S. Government and Agency Securities 0.9%
U.S. Treasury Notes ,
5%, 9/30/25 ..................................... United States 47,268,000 47,417,617
4.875%, 4/30/26 .................................. United States 48,372,000 48,827,562
Total U.S. Government and Agency Securities (Cost $ 95,592,279 ) ...............
96,245,179

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 4.1%
Automobiles 0.2%
Volkswagen Auto Loan Enhanced Trust ,
2023-1 , A3 , 5.02% , 6/20/28 .......................... United States 6,410,000 $ 6,444,257
2023-2 , A2A , 5.72% , 3/22/27 ......................... United States 3,585,194 3,596,741
c
2025-1 , A2B , FRN , 4.79% , ( 30-day SOFR Average + 0.44% ),
1/20/28 ......................................... United States 13,962,000 13,963,653
24,004,651
a a a a a a
Banks 0.6%
Capital One Multi-Asset Execution Trust ,
2022-A2 , A , 3.49% , 5/15/27 .......................... United States 47,000,000 46,978,888
2022-A3 , A , 4.95% , 10/15/27 ......................... United States 15,735,000 15,765,200
62,744,088
a a a a a a
Consumer Finance 2.8%
American Express Credit Account Master Trust , 2022-4 , A , 4.95% ,
10/15/27 . ........................................ United States 14,150,000 14,178,552
BA Credit Card Trust ,
2022-A2 , A2 , 5% , 4/15/28 ........................... United States 19,000,000 19,049,449
2024-A1 , A , 4.93% , 5/15/29 .......................... United States 18,633,000 18,953,514
Capital One Prime Auto Receivables Trust ,
2022-1 , A3 , 3.17% , 4/15/27 .......................... United States 2,557,624 2,543,349
2024-1 , A2A , 4.61% , 10/15/27 ........................ United States 9,623,197 9,630,716
Carvana Auto Receivables Trust ,
2021-P4 , A3 , 1.31% , 1/11/27 ......................... United States 2,988,970 2,979,890
2022-P2 , A3 , 4.13% , 4/12/27 ......................... United States 2,407,761 2,405,252
Discover Card Execution Note Trust ,
2022-A2 , A , 3.32% , 5/15/27 .......................... United States 19,965,000 19,955,958
2022-A4 , A , 5.03% , 10/15/27 ......................... United States 21,656,000 21,703,808
GM Financial Consumer Automobile Receivables Trust ,
2022-2 , A3 , 3.1% , 2/16/27 ........................... United States 4,282,134 4,260,554
2022-3 , A3 , 3.64% , 4/16/27 .......................... United States 11,220,478 11,187,902
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 10,848,000 10,915,815
c
2024-4 , A2B , FRN , 4.747% , ( 30-day SOFR Average + 0.4% ),
10/18/27 ........................................ United States 8,444,876 8,443,254
a
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 19,535,000 19,510,786
Harley-Davidson Motorcycle Trust ,
2023-B , A2 , 5.92% , 12/15/26 ......................... United States 1,060,153 1,061,106
2024-A , A2 , 5.65% , 2/16/27 .......................... United States 4,453,451 4,463,764
Hyundai Auto Receivables Trust ,
2023-A , A3 , 4.58% , 4/15/27 .......................... United States 10,590,623 10,584,244
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 38,437,254 38,705,516
2023-C , A2A , 5.8% , 1/15/27 .......................... United States 3,214,905 3,221,182
c
2024-A , A2B , FRN , 4.765% , ( 30-day SOFR Average + 0.42% ),
4/15/27 ......................................... United States 2,543,673 2,542,906
c
2024-C , A2B , FRN , 4.745% , ( 30-day SOFR Average + 0.4% ),
9/15/27 ......................................... United States 9,000,000 8,998,640
Nissan Auto Receivables Owner Trust , 2023-B , A2A , 5.95% ,
5/15/26 . ......................................... United States 3,763,836 3,768,038
Toyota Auto Receivables Owner Trust ,
2022-C , A3 , 3.76% , 4/15/27 .......................... United States 2,347,039 2,337,757
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 10,679,801 10,699,168
c
2024-D , A2B , FRN , 4.735% , ( 30-day SOFR Average + 0.39% ),
8/16/27 ......................................... United States 5,748,027 5,748,069

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
World Omni Auto Receivables Trust , 2024-A , A3 , 4.86% , 3/15/29 .
United States 12,945,000 $ 13,017,828
270,867,017
a a a a a a
Financial Services 0.5%
c
Ameriquest Mortgage Securities, Inc. ,
2004-R5 , M1 , FRN , 5.311% , ( 1-month SOFR + 0.984% ),
7/25/34 ......................................... United States 83,486 82,877
2005-R9 , M1 , FRN , 5.146% , ( 1-month SOFR + 0.819% ),
11/25/35 ........................................ United States 2,595,569 2,549,172
a
Bank of America Auto Trust , 2023-2A , A2 , 144A, 5.85% , 8/17/26 . United States 1,174,524 1,175,852
a ,c
BRAVO Residential Funding Trust , 2021-HE1 , A1 , 144A, FRN ,
5.104% , ( 30-day SOFR Average + 0.75% ), 1/25/70 . ........ United States 3,308,205 3,301,249
Carmax Auto Owner Trust , 2022-2 , A3 , 3.49% , 2/16/27 . .......
United States 3,536,757 3,524,964
c
Carrington Mortgage Loan Trust , 2007-HE1 , A3 , FRN , 4.631% ,
( 1-month SOFR + 0.304% ), 6/25/37 . ................... United States 1,448,436 1,427,434
a
Chase Auto Owner Trust ,
2023-AA , A2 , 144A, 5.9% , 3/25/27 ..................... United States 4,598,336 4,605,907
2024-3A , A2 , 144A, 5.53% , 9/27/27 .................... United States 7,033,988 7,057,229
a
Citizens Auto Receivables Trust ,
2023-2 , A2A , 144A, 6.09% , 10/15/26 ................... United States 743,327 743,999
2024-1 , A2A , 144A, 5.43% , 10/15/26 ................... United States 4,656,682 4,662,328
c
First Frankin Mortgage Loan Trust , 2006-FF3 , A2C , FRN , 5.021% ,
( 1-month SOFR + 0.694% ), 2/25/36 . ................... United States 292,328 291,351
c
First Franklin Mortgage Loan Trust , 2006-FF7 , 1A , FRN , 4.721% ,
( 1-month SOFR + 0.394% ), 5/25/36 . ................... United States 1,162,837 1,154,452
Honda Auto Receivables Owner Trust ,
2023-1 , A3 , 5.04% , 4/21/27 .......................... United States 5,438,923 5,452,537
2023-4 , A2 , 5.87% , 6/22/26 .......................... United States 4,106,864 4,114,184
2024-4 , A2 , 4.56% , 3/15/27 .......................... United States 10,750,000 10,750,891
a
Huntington Auto Trust , 2024-1A , A2 , 144A, 5.5% , 3/15/27 . ..... United States 4,262,591 4,269,186
c
Long Beach Mortgage Loan Trust ,
2004-1 , M1 , FRN , 5.191% , ( 1-month SOFR + 0.864% ), 2/25/34 United States 170,461 167,752
2005-2 , M5 , FRN , 5.416% , ( 1-month SOFR + 1.089% ), 4/25/35 United States 442,479 439,524
c
Morgan Stanley ABS Capital I, Inc. Trust , 2006-NC1 , M1 , FRN ,
5.011% , ( 1-month SOFR + 0.684% ), 12/25/35 . ............ United States 497,595 495,543
c
Nationstar Home Equity Loan Trust , 2007-B , 2AV4 , FRN , 5.081% ,
( 1-month SOFR + 0.754% ), 4/25/37 . ................... United States 2,547,534 2,515,121
c
RAMP Trust , 2006-EFC2 , A4 , FRN , 4.881% , ( 1-month SOFR +
0.554% ), 12/25/36 . ................................. United States 224,943 222,714
c
RASC Trust ,
2005-KS1 , M2 , FRN , 5.566% , ( 1-month SOFR + 0.864% ),
2/25/35 ......................................... United States 534,111 528,105
2006-KS3 , M1 , FRN , 4.936% , ( 1-month SOFR + 0.444% ),
4/25/36 ......................................... United States 518,486 512,785
c
Securitized Asset-Backed Receivables LLC Trust , 2006-CB1 ,
AV1 , FRN , 3.161% , ( 1-month SOFR + 0.594% ), 1/25/36 . .... United States 246,251 245,392
a
SFS Auto Receivables Securitization Trust , 2024-1A , A2 , 144A,
5.35% , 6/21/27 . ................................... United States 1,591,188 1,592,665
c
Soundview Home Loan Trust , 2005-OPT3 , M1 , FRN , 5.146% ,
( 1-month SOFR + 0.819% ), 11/25/35 . ................... United States 703,500 698,915
c
Structured Asset Securities Corp. Mortgage Loan Trust , 2005-
NC2 , M5 , FRN , 5.371% , ( 1-month SOFR + 1.044% ), 5/25/35 . United States 647,945 670,786
63,252,914
a a a a a a
Total Asset-Backed Securities (Cost $ 419,798,830 ) ............................
420,868,670

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 2.0%
Financial Services 2.0%
a ,d
Angel Oak Mortgage Trust ,
2019-5 , A1 , 144A, FRN , 2.593% , 10/25/49 ............... United States 307,184 $ 302,562
2020-3 , A1 , 144A, FRN , 1.691% , 4/25/65 ................ United States 6,346,768 5,984,382
a ,d
Arroyo Mortgage Trust ,
2019-2 , A1 , 144A, FRN , 3.347% , 4/25/49 ................ United States 2,365,914 2,291,407
2019-3 , A1 , 144A, FRN , 2.962% , 10/25/48 ............... United States 3,284,763 3,135,094
a
BRAVO Residential Funding Trust ,
d
2020-NQM1 , A1 , 144A, FRN , 1.449% , 5/25/60 ............ United States 1,700,713 1,657,846
d
2021-NQM1 , A1 , 144A, FRN , 0.941% , 2/25/49 ............ United States 2,225,857 2,080,857
d
2021-NQM2 , A1 , 144A, FRN , 0.97% , 3/25/60 ............. United States 2,687,391 2,595,954
2023-NQM4 , A1 , 144A, 6.435% , 5/25/63 ................ United States 12,170,490 12,243,314
a ,d
COLT Funding LLC , 2021-3R , A1 , 144A, FRN , 1.051% , 12/25/64 United States 1,772,545 1,622,528
a
CSMC Trust ,
2019-NQM1 , A1 , 144A, 2.656% , 10/25/59 ............... United States 1,354,436 1,334,422
d
2020-AFC1 , A1 , 144A, FRN , 3.24% , 2/25/50 ............. United States 5,912,947 5,648,422
2020-SPT1 , A2 , 144A, 2.229% , 4/25/65 ................. United States 487,478 485,861
a ,d
Ellington Financial Mortgage Trust ,
2019-2 , A1 , 144A, FRN , 2.739% , 11/25/59 ............... United States 1,611,250 1,529,234
2020-2 , A1 , 144A, FRN , 1.178% , 10/25/65 ............... United States 889,880 834,490
a ,d
Galton Funding Mortgage Trust , 2019-2 , A22 , 144A, FRN , 3.5% ,
6/25/59 ......................................... United States 1,684,928 1,535,415
a ,d
GCAT Trust , 2019-NQM3 , A1 , 144A, FRN , 3.686% , 11/25/59 ... United States 1,325,225 1,291,489
a ,d
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A1 , 144A,
FRN , 1.382% , 9/27/60 .............................. United States 925,123 874,488
a
Imperial Fund Mortgage Trust ,
2022-NQM2 , A1 , 144A, 3.638% , 3/25/67 ................ United States 6,626,570 6,342,565
2023-NQM1 , A1 , 144A, 5.941% , 2/25/68 ................ United States 8,761,759 8,773,661
a ,d
MFA Trust ,
2020-NQM1 , A1 , 144A, FRN , 2.479% , 3/25/65 ............ United States 762,522 736,728
2021-NQM1 , A1 , 144A, FRN , 1.153% , 4/25/65 ............ United States 3,564,980 3,339,332
a
New Residential Mortgage Loan Trust ,
c
2018-4A , A1S , 144A, FRN , 5.191% , ( 1-month SOFR + 0.864% ),
1/25/48 ......................................... United States 2,340,198 2,284,147
d
2019-NQM4 , A1 , 144A, FRN , 2.492% , 9/25/59 ............ United States 1,362,431 1,290,941
d
2020-NQM1 , A1 , 144A, FRN , 2.464% , 1/26/60 ............ United States 965,479 912,013
a
OBX Trust ,
d
2020-EXP2 , A3 , 144A, FRN , 2.5% , 5/25/60 .............. United States 9,360,257 7,940,589
d
2020-EXP2 , A8 , 144A, FRN , 3% , 5/25/60 ................ United States 889,961 781,745
c
2020-EXP3 , 2A1 , 144A, FRN , 5.341% , ( 1-month SOFR +
1.014% ), 1/25/60 .................................. United States 224,010 224,398
a ,d
SG Residential Mortgage Trust ,
2019-3 , A1 , 144A, FRN , 2.703% , 9/25/59 ................ United States 7,672 7,637
2022-1 , A1 , 144A, FRN , 3.166% , 3/27/62 ................ United States 2,392,233 2,209,098
a ,d
STAR Trust , 2021-1 , A1 , 144A, FRN , 1.219% , 5/25/65 ........ United States 3,265,957 3,055,445
a ,d
Starwood Mortgage Residential Trust ,
2021-4 , A1 , 144A, FRN , 1.162% , 8/25/56 ................ United States 6,626,134 5,857,974
2022-2 , A1 , 144A, FRN , 3.158% , 2/25/67 ................ United States 6,355,804 6,066,699
a ,c
Station Place Securitization Trust ,
2024-10 , A , 144A, FRN , 5.223% , ( 1-month SOFR + 0.9% ),
10/27/25 ........................................ United States 29,235,000 29,337,419
2024-2 , A , 144A, FRN , 5.223% , ( 1-month SOFR + 0.9% ),
6/22/25 ......................................... United States 34,000,000 34,028,570
2024-5 , A , 144A, FRN , 5.223% , ( 1-month SOFR + 0.9% ),
8/04/25 ......................................... United States 35,640,000 35,622,462
a
Towd Point Mortgage Trust ,
d
2018-1 , A1 , 144A, FRN , 3% , 1/25/58 ................... United States 1,356,001 1,337,301

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
Towd Point Mortgage Trust, (continued)
c
2019-HY1 , A1 , 144A, FRN , 5.441% , ( 1-month SOFR + 1.114% ),
10/25/48 ........................................ United States 2,423,341 $ 2,433,579
c
2019-HY2 , A1 , 144A, FRN , 5.441% , ( 1-month SOFR + 1.114% ),
5/25/58 ......................................... United States 316,157 324,364
d
2022-SJ1 , A1B , 144A, FRN , 3.612% , 3/25/62 ............. United States 3,066,785 2,992,067
a
Verus Securitization Trust ,
d
2019-INV3 , A1 , 144A, FRN , 3.692% , 11/25/59 ............ United States 709,512 701,724
2020-1 , A1 , 144A, 2.417% , 1/25/60 .................... United States 414,912 407,118
2020-5 , A1 , 144A, 1.218% , 5/25/65 .................... United States 3,102,722 3,003,034
205,458,375
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 211,297,227 ) ..............
205,458,375
Agency Commercial Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
FHLMC ,
3316 , CD , 5.5% , 5/15/37 ............................ United States 16,730 17,320
3539 , PM , 4.5% , 5/15/37 ............................ United States 3,896 3,819
3611 , Strip , 7/15/34 ................................ United States 12,920 11,471
3724 , CM , 5.5% , 6/15/37 ............................ United States 44,025 46,232
FNMA ,
c
2005-63 , FC , FRN , 4.718% , ( 30-day SOFR Average + 0.364% ),
10/25/31 ........................................ United States 153,283 151,975
c
2006-74 , FL , FRN , 4.818% , ( 30-day SOFR Average + 0.464% ),
8/25/36 ......................................... United States 52,509 51,858
2010-81 , AP , 2.5% , 7/25/40 .......................... United States 9,355 8,946
c
2010-90 , GF , FRN , 4.968% , ( 30-day SOFR Average + 0.614% ),
8/25/40 ......................................... United States 145,180 143,508
2011-60 , PA , 4% , 10/25/39 ........................... United States 3,255 3,060
GNMA , 2009-32 , AB , 4% , 5/16/39 .......................
United States 3,245 3,198
441,387
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 449,404 ) .........
441,387
Total Long Term Investments (Cost $ 8,442,295,953 ) ...........................
8,461,311,871
a
Short Term Investments 17.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 16.4%
e
Agree LP ,
4 .77% , 5/01/25 ..................................... United States 18,970,000 18,967,487
4 .78% , 5/02/25 ..................................... United States 22,410,000 22,404,052
4 .78% , 5/08/25 ..................................... United States 22,030,000 22,006,615
63,378,154
e
Air Lease Corp. ,
4 .75% , 5/01/25 ..................................... United States 18,540,000 18,537,553
4 .87% , 5/28/25 ..................................... United States 8,930,000 8,896,318
4 .88% , 7/07/25 ..................................... United States 19,500,000 19,321,813
46,755,684

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
e
Air Lease Corp., (continued)
e
Alexandria Real Estate Equities, Inc. , 4 .55% , 5/09/25 ........ United States 57,830,000 $ 57,764,265
e
AutoNation, Inc. , 5% , 5/01/25 .......................... United States 92,430,000 92,417,171
e
AvalonBay Communities, Inc. ,
4 .59% , 5/06/25 ..................................... United States 23,810,000 23,791,817
4 .59% , 5/07/25 ..................................... United States 35,265,000 35,233,561
59,025,378
e
Boston Properties LP ,
4 .61% , 5/05/25 ..................................... United States 12,225,000 12,217,174
4 .62% , 5/07/25 ..................................... United States 31,570,000 31,541,669
4 .68% , 5/23/25 ..................................... United States 11,100,000 11,066,926
54,825,769
e
Broadcom, Inc. ,
4 .6% , 5/09/25 ..................................... United States 5,800,000 5,793,343
4 .61% , 5/13/25 ..................................... United States 27,290,000 27,244,636
4 .65% , 5/20/25 ..................................... United States 13,830,000 13,794,339
46,832,318
e
Cabot Corp. , 4 .53% , 5/01/25 ........................... United States 37,342,000 37,337,302
e
Conagra Brands, Inc. , 4 .67% , 5/02/25 .................... United States 28,706,000 28,698,559
e
Constellation Brands, Inc. , 4 .78% , 5/02/25 ................. United States 36,020,000 36,010,440
e
CRH America Finance, Inc. , 4 .65% , 5/21/25 ............... United States 31,030,000 30,946,126
e
Crown Castle, Inc. ,
4 .84% , 5/06/25 ..................................... United States 29,445,000 29,421,244
4 .82% , 5/01/25 ..................................... United States 31,400,000 31,395,795
4 .87% , 5/13/25 ..................................... United States 30,905,000 30,850,728
91,667,767
e
CVS Health Corp. , 4 .81% , 5/01/25 ...................... United States 36,455,000 36,450,130
e
Dominion Energy, Inc. , 4 .58% , 5/09/25 ................... United States 24,800,000 24,771,654
e
Duke Energy Corp. , 4 .53% , 5/06/25 ..................... United States 33,645,000 33,619,595
e
Enbridge US, Inc. , 4 .64% , 5/20/25 ....................... United States 24,680,000 24,616,516
e
Fidelity National Information Services, Inc. , 4 .57% , 5/01/25 .... United States 31,970,000 31,965,943
e
FMC Corp. , 5 .05% , 5/01/25 ............................ United States 33,072,000 33,067,363
e
Intercontinental Exchange, Inc. ,
4 .63% , 5/02/25 ..................................... United States 30,990,000 30,982,036
4 .63% , 5/05/25 ..................................... United States 33,740,000 33,718,305
4 .67% , 5/06/25 ..................................... United States 8,594,000 8,587,311
73,287,652
e
Marriott International, Inc. ,
4 .66% , 5/05/25 ..................................... United States 27,800,000 27,782,022
4 .74% , 5/20/25 ..................................... United States 25,000,000 24,934,302
4 .7% , 5/27/25 ..................................... United States 10,300,000 10,263,786
62,980,110
e
Marsh & McLennan Cos., Inc. ,
4 .61% , 5/12/25 ..................................... United States 17,400,000 17,373,307
4 .65% , 5/21/25 ..................................... United States 35,600,000 35,503,773
4 .68% , 5/30/25 ..................................... United States 15,000,000 14,941,687
67,818,767
e
Mid-America Apartments LP ,
4 .58% , 5/05/25 ..................................... United States 20,450,000 20,436,994

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
e
Mid-America Apartments LP, (continued)
4 .59% , 5/06/25 ..................................... United States 20,800,000 $ 20,784,115
4 .59% , 5/08/25 ..................................... United States 32,150,000 32,117,220
4 .61% , 5/14/25 ..................................... United States 10,000,000 9,982,087
83,320,416
e
National Grid North America, Inc. ,
4 .72% , 7/29/25 ..................................... United States 20,740,000 20,498,120
4 .63% , 5/16/25 ..................................... United States 35,215,000 35,142,749
4 .64% , 5/20/25 ..................................... United States 18,525,000 18,477,348
4 .65% , 5/23/25 ..................................... United States 24,475,000 24,402,434
98,520,651
e
Nutrien Ltd. , 4 .71% , 5/29/25 ........................... Canada 27,480,000 27,376,137
e
Owens Corning , 4 .61% , 5/14/25 ........................ United States 28,305,000 28,254,297
e
Penske Truck Leasing Co. LP ,
4 .73% , 5/14/25 ..................................... United States 17,550,000 17,517,777
4 .77% , 5/22/25 ..................................... United States 30,500,000 30,411,431
47,929,208
e
Protective Life Corp. , 4 .61% , 5/28/25 ..................... United States 30,305,000 30,196,735
e
RTX Corp. , 4 .69% , 5/27/25 ............................ United States 25,500,000 25,410,574
e
Sherwin Williams Co. (The) , 4 .45% , 5/19/25 ............... United States 30,980,000 30,907,479
e
Targa Resources Corp. ,
4 .86% , 5/01/25 ..................................... United States 57,323,000 57,315,261
4 .89% , 5/05/25 ..................................... United States 22,865,000 22,849,491
4 .95% , 5/23/25 ..................................... United States 22,085,000 22,015,348
102,180,100
e
UDR, Inc. , 4 .59% , 5/08/25 ............................. United States 29,645,000 29,614,771
e
Verizon Communications, Inc. , 4 .61% , 5/12/25 ............. United States 22,030,000 21,996,204
e
Vulcan Materials Co. ,
4 .63% , 5/13/25 ..................................... United States 9,250,000 9,234,574
4 .64% , 5/20/25 ..................................... United States 35,250,000 35,159,291
4 .65% , 5/21/25 ..................................... United States 30,215,000 30,133,329
74,527,194
e
WEC Energy Group, Inc. ,
4 .59% , 5/07/25 ..................................... United States 26,540,000 26,516,340
4 .61% , 5/12/25 ..................................... United States 22,555,000 22,520,398
49,036,738
Total Commercial Papers (Cost $ 1,683,703,199 ) ...............................
1,683,507,167
a a a
Certificates of Deposit 0.9%
Intesa Sanpaolo SpA ,
5% 10/10/25 ....................................... Italy 22,580,000 22,601,462
5.05% 1/13/26 ..................................... Italy 46,029,000 46,128,676
5.23% 8/18/25 ..................................... Italy 25,000,000 25,040,640
93,770,778
Total Certificates of Deposit (Cost $ 93,609,000 ) ...............................
93,770,778

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short Duration Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See abbreviations on page 21.
Short Term Investments
(continued)
a a
Principal
Amount
*
a
Value
a a a a a a
f
Repurchase Agreements 0.2%
Tri-party Repurchase Agreement , 4.55% , 5/01/25 (Maturity Value
$ 25,003,160 )
RBC Capital Markets, LLC (perpetual maturity)
Collateralized by Corporate Debt Securities, 2.875% - 6.5%,
4/09/27 - perpetual maturity (valued at $ 26,253,946 ) ....... 25,000,000 $ 25,000,000
Total Repurchase Agreements (Cost $ 25,000,000 ) .............................
25,000,000
Total Short Term Investments (Cost $ 1,802,312,199 ) ...........................
1,802,277,945
a
Total Investments (Cost $ 10,244,608,152 ) 99.8% ..............................
$10,263,589,816
Other Assets, less Liabilities 0.2% ...........................................
19,728,273
Net Assets 100.0% .........................................................
$10,283,318,089
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $3,507,269,110, representing 34.1% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
At April 30, 2025, all repurchase agreements had been entered into on that date.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust  (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of  sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At April 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short Duration Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $— $2,378,204,866 $(2,378,204,866) $— $— $— — $2,064,121
Total Affiliated Securities ... $— $2,378,204,866 $(2,378,204,866) $— $— $— $2,064,121
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.